NEWBUILDINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Construction in Progress [Roll Forward]
Balance, beginning of period	$ 308,324	$ 266,233	$ 227,050
Additions, net, continuing basis	707,988	614,116	677,103
Newbuildings acquired upon the Merger			16,523
Newbuildings acquired from related party			1,927
Newbuildings sold to Avance Gas			(517,398)
Transfer to Vessels and equipment, net	(941,388)	(532,766)	(133,429)
Interest capitalized, continuing basis	4,678	6,994	5,989
Cancellations			(11,532)
Cancellations		(46,253)
Balance, end of period	$ 79,602	$ 308,324	$ 266,233